Air traffic liability (Tables)	12 Months Ended
Dec. 31, 2021
Air traffic liability [Abstract]
Schedule of Air Traffic Liability

	December 31,
Description	2021	2020

Cargo and passenger air traffic liability	1,912,050	1,550,579
Travel packages	232,840	183,061
TudoAzul Program	918,926	755,232
	3,063,816	2,488,872